Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 20,622	$ 20,443
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 5,033	$ 5,881
Goodwill | Latin America – WPB
Disclosure of information for cash-generating units [line items]
Carrying amount	$ 2,300
Goodwill and intangible assets				$ 600
Value in use	1,700
Impairment	$ 600
Discount rate	14.50%
Growth rate beyond initial cash flow projections	4.80%
Goodwill | Europe | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying amount	$ 18,800
Goodwill and intangible assets	3,556			$ 3,582
Value in use	$ 29,800
Discount rate	9.20%			9.60%
Growth rate beyond initial cash flow projections	1.80%			1.90%
Goodwill | Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 2,108			$ 2,059